Accumulated Other Comprehensive Income (Loss)	6 Months Ended
Jun. 30, 2013
Accumulated Other Comprehensive Income (Loss)
3.	Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) for the six months ended June 30, 2013 was as follows (in thousands):

	Accumulated Other Comprehensive Income (Loss)	Change Related to Cash Flow Hedges		Change Related to Shipboard Retirement Plan
Accumulated other comprehensive income (loss) at beginning of period	$(17,619)	$(7,872)		$(9,747)
Current period other comprehensive loss before reclassifications	(29,417)	(29,417)		—
Amounts reclassified from accumulated other comprehensive income (loss)	(1,850)	(2,084	) (1)	234 (2)

Accumulated other comprehensive income (loss) at end of period	$(48,886)	$(39,373	) (3)	$(9,513)

(1)	Amount reclassified to fuel expense.
(2)	Amortization of prior-service cost and actuarial loss reclassified to payroll and related expense.
(3)	Of the existing amounts related to derivatives designated as cash flow hedges, $5.1 million is expected to be reclassified into earnings in the next 12 months.